Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit (loss) before tax	R$ 2,379,929	R$ 2,017,107	R$ 1,759,316
Statutory rate	34.00%	34.00%	34.00%
Expected income tax and social contribution	R$ (809,176)	R$ (685,816)	R$ (598,167)
Permanent Additions (Exclusions) [Abstract]
Gifts	(4,476)	(1,826)	(3,806)
R&D and technological innovation benefit	311,666	193,405	255,354
Taxation of income abroad	175,060	123,594	114,229
Unrecorded deferred taxes	19,777	(9,449)	(17,570)
Other additions (exclusions)	43,588	16,669	(4,588)
Income tax and social contribution expense	R$ (263,561)	R$ (363,423)	R$ (254,548)
Average effective tax rate	11.00%	18.00%	14.00%
Current tax expense (income)	R$ (261,211)	R$ (101,846)	R$ (60,718)
Income Tax And Social Contribution Deferred	R$ (2,350)	R$ (261,577)	R$ (193,830)
Income tax and social contribution rate	34.00%